Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Schedule of Trade Receivables and Roll Forward of Allowance For Doubtful Accounts
A summary of trade receivables, net, as of December 31, 2015 and 2014 is as follows (in millions):

	2015	2014
Trade receivables — billed	$1,515.9	$969.8
Trade receivables — unbilled	201.5	172.2
Total trade receivables	1,717.4	1,142.0
Allowance for doubtful accounts	(16.2)	(15.6)
Total trade receivables, net	$1,701.2	$1,126.4

Schedule of Allowance for Doubtful Accounts
A summary roll forward of the allowance for doubtful accounts, for 2015, 2014 and 2013 is as follows (in millions):

Allowance for doubtful accounts as of December 31, 2012	$(19.9)
Bad debt expense	(3.2)
Write-offs, net of recoveries	6.9
Allowance for doubtful accounts as of December 31, 2013	(16.2)
Bad debt expense	(8.5)
Write-offs, net of recoveries	9.1
Allowance for doubtful accounts as of December 31, 2014	(15.6)
Bad debt expense	(10.1)
Write-offs, net of recoveries	9.5
Allowance for doubtful accounts as of December 31, 2015	$(16.2)

Schedule of Net Earnings Per Share
Net earnings and earnings per share for the years ended December 31, 2015, 2014 and 2013 are as follows (in millions, except per share data):

	Year ended December 31,
	2015	2014	2013
Earnings from continuing operations attributable to FIS, net of tax	$638.8	$690.5	$490.0
Earnings (loss) from discontinued operations attributable to FIS, net of tax	(7.3)	(11.4)	3.1
Net earnings attributable to FIS common stockholders	$631.5	$679.1	$493.1
Weighted average shares outstanding — basic	285.0	284.8	289.7
Plus: Common stock equivalent shares	3.7	3.9	4.5
Weighted average shares outstanding — diluted	288.7	288.7	294.2
Net earnings per share — basic from continuing operations attributable to FIS common stockholders	$2.24	$2.42	$1.69
Net earnings (loss) per share — basic from discontinued operations attributable to FIS common stockholders	(0.03)	(0.04)	0.01
Net earnings per share — basic attributable to FIS common stockholders *	$2.22	$2.38	$1.70
Net earnings per share — diluted from continuing operations attributable to FIS common stockholders	$2.21	$2.39	$1.67
Net earnings (loss) per share — diluted from discontinued operations attributable to FIS common stockholders	(0.03)	(0.04)	0.01
Net earnings per share — diluted attributable to FIS common stockholders *	$2.19	$2.35	$1.68

* amounts may not sum due to rounding.